Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	06/01/15
End of Period:	06/30/15
Number of days in Interest Period (Actual/360):	28
Number of days in Collection Period:	30
Report Due Date:	07/16/15
Distribution Date:	07/20/15
Transaction Month:	4

2015-1 Designated Pool	Units	Start Date	Closing Date	Original Agg. Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$1,045,285,501

{2} Reduction in Agg. Securitization Value due to payments			{2}	10,997,062
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	1,056,460
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	3,954,733
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	16,008,255

{7} End of period Aggregate Securitization Value				{7}	$1,029,277,246

{8} Pool Factor				{8}	93.825155%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$1,031,269,196

{11} Exchange Note Principal Payment Amount				{11}	16,008,255

{12} End of period Exchange Note Balance				{12}	$1,015,260,941

{13} Note Pool Factor				{13}	93.745239%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$59,108,208	$329,360,000	$369,360,000	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	16,008,255	0	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	4,647,148	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$38,452,805	$329,360,000	$369,360,000	$72,930,000

{21} Note Pool Factor	{21}	29.808376%	100.000000%	100.000000%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$942,108,208

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	16,008,255
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	4,647,148
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$921,452,805

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	91.052649%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$1,045,285,501

{31} Ending Designated Pool Balance	{31}	1,029,277,246
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	1,029,277,246

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$16,008,255

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$1,031,269,196	$0	3.02%	30	30/360	$2,595,361

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$17,047,216
{37} Net Liquidation Proceeds collected during period	{37}	5,604,917
{38} Investment Earnings	{38}	2,043
{39} Investment Earnings—transferred to Indenture Note Collection Account	{39}	(2,043)
{40} Deposit from Servicer (LKE, Pull Ahead Program)	{40}	0

{41} Total Additions:	{41}	22,652,133

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	871,071
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	2,595,361
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	16,008,255
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	3,177,446
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{46}	0

{47} Total Distributions:	{47}	$22,652,133

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$1,045,285,501
{49} Ending Agg. Securitization Value	{49}	1,029,277,246
{50} Total change in Agg. Securitization Value {48} - {49}	{50}	16,008,255

{51} Indenture Section 5.4 collections following acceleration of the Notes	{51}	0

{52} Principal Distributable Amount {50} + {51}	{52}	16,008,255

{53} Noteholders’ Principal Carryover Amount	{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}	{54}	$16,008,255

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$59,108,208	$0	0.38000%	28	Actual days/360	$17,470
{56}	Class A-2	$329,360,000	0	1.10%	30	30/360	301,913
{57}	Class A-3	$369,360,000	0	1.53%	30	30/360	470,934
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,676

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections							{62}	$21,781,062
{63} Investment Earnings							{63}	0
{64} Investment Earnings—transferred from Exchange Note Collection Account							{64}	2,043
{65} Investment Earnings—and amounts released from Reserve Account							{65}	510
{66} Optional Purchase Price							{66}	0
{67} Indenture Section 5.4 disposition of Collateral							{67}	0
{68} Reserve Account Withdrawal Amount							{68}	0

{69} Total Available Funds:								{69}	21,783,615

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata							{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{73}	17,470
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu							{74}	301,913
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{75}	470,934
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{77}	0
{78} Class B Noteholders’ Interest Distributable Amount							{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class C Noteholders’ Interest Distributable Amount							{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class D Noteholders’ Interest Distributable Amount							{82}	75,676
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Noteholders’ Principal Distributable Amount							{84}	16,008,255
{85} To the Reserve Account, the Reserve Amount Required Amount							{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{86}	4,647,148
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining							{90}	0

{91} Total Distributions:								{91}	$21,783,615

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{92}	Class A	$830,758,208	$1,029,277,246	$0	$20,887,532	$0
{93}	Class B	872,998,208	1,029,277,246	0	20,812,204	0
{94}	Class C	911,938,208	1,029,277,246	0	20,731,079	0
{95}	Class D	942,108,208	1,029,277,246	0	20,655,403	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{96} Excess Total Available Funds						{96}	$4,647,148

{97} Beginning Note Balance				{97}	942,108,208
{98} Principal payments through Indenture Section 8.3 (i) through (xvii)				{98}	16,008,255
{99} Pro-Forma Note Balance					{99}	926,099,953

{100} Ending Aggregate Securitization Value				{100}	1,029,277,246
{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)				{101}	117,929,253
{102} Required Pro Forma Note Balance {100} - {101}					{102}	911,347,993

{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}						{103}	14,751,960

{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{104}	$4,647,148

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{105} Ending Aggregate Securitization Value						{105}	$1,029,277,246
{106} End of Period Note Balance						{106}	1,015,260,941
{107} Overcollateralization						{107}	14,016,305
{108} Overcollateralization %							{108}	1.36%

Asset Backed Notes:
{109} Ending Aggregate Securitization Value						{109}	1,029,277,246
{110} End of Period Note Balance						{110}	921,452,805
{111} Overcollateralization						{111}	107,824,441
{112} Overcollateralization %							{112}	10.48%

RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
{113} Specified Reserve Balance							{113}	$5,485,082

{114} Beginning of Period Reserve Account balance							{114}	$5,485,082
{115} Investment Earnings						{115}	510
{116} From the Indenture Collection Account, the Reserve Account Required Amount						{116}	0
{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{117}	0
{118} Total Reserve balance available:							{118}	5,485,592

{119} Specified Reserve Balance							{119}	5,485,082

{120} Release Excess Cash to Indenture Collection Available Funds							{120}	510

{121} End of period Reserve Account balance							{121}	$5,485,082

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{122} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.							{122}	Yes
{123} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.							{123}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	July 15, 2015

GM Financial

GMALT 2015-1

Supplemental Monthly Data

June 30, 2015

	Aggregate Securitization Value	Residual Value
Beginning of Period	$1,045,285,501	$718,476,023
Change	(16,008,255)	(3,482,163)

End of Period	$1,029,277,246	$714,993,860
Residual Value as % of Agg. Securitization Value		69.47%

	Number of Leases	Agg. Securitization Value	Percentage
Delinquency
Leases with scheduled payment delinquent
0 - 30 days	44,000	1,018,075,194	98.91%
31 - 60 days	404	9,063,524	0.88%
61 - 90 days	90	1,943,074	0.19%
over 90 days	9	195,454	0.02%

Total	44,503	1,029,277,246	100.00%

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Lease Terminations
Retained vehicles by lessee
Early terminations	114	3,119,216	424	10,740,560
Standard terminations	18	281,082	66	956,235

Total retained by lessee	132	3,400,298	490	11,696,795
Returned Vehicles
Early terminations	40	490,062	90	1,059,282
Standard terminations	6	64,372	11	120,703

Total returned to dealer	46	554,434	101	1,179,985
Charged off leases / Repossessed vehicles	44	1,056,460	162	3,491,153
Repurchases	0	0	9	217,019
Other	0	0	0	0

Total terminations	222	5,011,192	762	16,584,952

	Current Period	Cumulative
Net Credit (Gain) Loss
Agg. Securitized Value of early term defaults	1,056,460	3,491,153
less: Sales proceeds	847,099	2,567,054
less: Excess wear and excess mileage received	0	0
less: Other amounts received	8,706	22,175

Net Credit (Gain) Loss	200,655	901,924

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	528,241	1,130,343
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	588,174	1,290,583
less: Excess wear and excess mileage received	445	491
less: Other recovery amounts	6,284	9,318

Residual (Gain) Loss	(66,662)	(170,049)

	Current Period	Prev. Month
Prepay Speed	0.4986%	0.2236%
Return Rate	191.6667%	100.0000%